Accounting Policies, by Policy (Policies)	12 Months Ended
Apr. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of . the Company and entities in which the Company has a controlling financial interest. PML and its subsidiaries are included in the consolidated financial statements from January 20, 2026, the date on which the Company obtained control. All material intercompany balances and transactions have been eliminated in consolidation.

The entities included in the consolidated group are described in Note 1.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and judgments include revenue recognition, expected credit losses, useful lives and recoverability of property and equipment and intangible assets, capitalization and useful lives of internal-use software, lease measurement, goodwill recognition and impairment, income taxes, share-based compensation, fair value measurements, and the acquisition-date fair values of consideration transferred and identifiable assets acquired and liabilities assumed in business combinations. Actual results could differ materially from those estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company uses Japanese yen (“JPY”) as its reporting currency. The functional currency of the Japanese parent is JPY. Each consolidated entity determines its functional currency based on the currency of the primary economic environment in which it operates. Following the Acquisition, the consolidated group includes entities whose functional currencies include JPY, euro (“EUR”), Swiss franc (“CHF”) and U.S. dollar (“USD”).

Foreign currency transactions are translated into an entity’s functional currency using exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured using exchange rates at the balance sheet date, with resulting gains and losses recognized in foreign exchange gain (loss), net.

Assets and liabilities of subsidiaries whose functional currencies differ from JPY are translated into JPY using exchange rates at the balance sheet date. Income and expense accounts are translated using average exchange rates for the reporting period, and equity accounts are generally translated at historical rates. Resulting translation adjustments are reported in accumulated other comprehensive income (loss) within shareholders’ equity.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from JPY into USD as of April 30, 2026 are solely for the convenience of the readers and are calculated at the rate of USD1.00 = JPY156.66, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on April 30, 2026. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash

Cash includes cash on hand and demand deposits with financial institutions. The Company considers highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. Restricted cash consists of cash for which withdrawal or use is restricted by contractual or legal requirements and is presented separately from unrestricted cash. Restricted cash at April 30, 2026 relates principally to amounts subject to an order of the Tokyo District Court in connection with shareholder litigation.

Digital assets

Digital assets

Effective May 1, 2025, the Company adopted ASU 2023-08, Crypto Assets (Subtopic 350-60). Digital assets within the scope of the guidance are initially recognized at fair value on the date of receipt and are subsequently measured at fair value at each reporting date, with changes in fair value recognized in net income. Realized gains and losses on dispositions are recognized in earnings using the first-in, first-out method. The Company accounts for receipts and disbursements of digital assets as operating activities in the consolidated statement of cash flows. The adoption of ASU 2023-08 did not have a material impact on the Company’s results of operations or financial position; due to the immateriality of the cumulative effect at May 1, 2025, the Company recognized the cumulative effect in operations during the year ended April 30, 2026.

Immediately prior to adoption, as of April 30, 2025, the Company held 0.74 units of Ethereum with a cost basis of JPY148,145 and a fair value of JPY188,949, and Binance Coin and Polygon with a combined cost basis of JPY5,619 and a fair value of JPY14,468. As of April 30, 2026, the Company’s digital assets had an aggregate fair value of JPY270,479 (USD1,727). For the year ended April 30, 2026, the Company recognized a gain on digital assets of JPY116,715 (USD745) in the consolidated statement of operations.

Accounts receivable and allowance for expected credit losses

Accounts receivable and allowance for expected credit losses

Accounts receivable consist primarily of amounts due from customers for services provided. The Company estimates expected credit losses in accordance with ASC 326 using relevant information about historical collection experience, customer creditworthiness, aging, specific customer exposures, current conditions and reasonable and supportable forecasts. Receivables are written off when collection efforts have been exhausted and collection is no longer probable. No allowance for expected credit losses was recognized as of April 30, 2025 and 2026.

Prepayments and deposits

Prepayments and deposits

Prepayments consist primarily of payments to vendors and service providers for goods or services to be received in future periods. Short-term and long-term deposits consist primarily of refundable deposits for rent and service arrangements. These balances are reviewed for recoverability at each reporting date.

Factoring and pledged receivables

Factoring and pledged receivables

The Company evaluates transfers of accounts receivable under ASC 860 to determine whether the transfers qualify for sale accounting. When the applicable sale criteria are not met, proceeds received are accounted for as secured borrowings and the related receivables remain recognized. Receivables subject to arrangements under which the transferee has the right to sell or repledge the receivables are presented as pledged assets, when applicable.

During the year ended April 30, 2026, the Company obtained JPY65,000,000 (USD414,911) in financing through receivables factoring arrangements with Dual Life Partners. The Company repaid the same amount of principal during the year. The Company accounted for these arrangements as secured borrowings. Related financing charges totaled JPY7,084,800 (USD45,224).

The Company compared the April 30, 2026 receivables’ delinquency status and customer payment performance with the experience underlying its historical loss rates. The Company also reviewed available customer financial information for evidence of reduced repayment capacity. The assessment identified no differences requiring an adjustment to the historical loss rates. As of April 30, 2026, no unpaid factored receivables remained outstanding. Accordingly, the Company recognized no allowance for expected credit losses related to factored receivables.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets. Land is not depreciated and leasehold improvements are depreciated over the shorter of the lease term or expected useful life. The estimated useful lives of the Company’s principal categories of property and equipment are: buildings, 27.5 years; vehicles, three years; computer hardware and equipment, three to five years; and furniture, fixtures and office equipment, two to five years. Maintenance and repairs are expensed as incurred, while additions, renewals and betterments that extend an asset’s useful life are capitalized. Assets and related accumulated depreciation are removed from the accounts upon disposal, and resulting gains or losses are recognized in operations.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including property and equipment and finite-lived intangible assets, are reviewed for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset or asset group with the undiscounted cash flows expected to result from its use and eventual disposition. If the carrying amount is not recoverable, an impairment loss is measured as the excess of carrying amount over fair value.

Intangible assets

Intangible assets

Finite-lived intangible assets are initially recorded at cost, or at fair value when acquired in a business combination, and are amortized over their estimated useful lives using a method that reflects the pattern in which the economic benefits are consumed. If that pattern cannot be reliably determined, the straight-line method is used. The parent’s legacy software is amortized over an estimated useful life of five years.

Goodwill

Goodwill

Goodwill represents the excess of consideration transferred in a business combination over the fair value of identifiable net assets acquired. Goodwill is not amortized and is tested for impairment annually, and more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is below its carrying amount. The Company may first perform a qualitative assessment. If a quantitative test is required, an impairment loss is recognized for the amount by which a reporting unit’s carrying amount exceeds its fair value, limited to the goodwill allocated to that reporting unit.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method under ASC 805. Identifiable assets acquired and liabilities assumed are generally measured at acquisition-date fair value, and consideration transferred is measured at fair value. Contingent consideration, when applicable, is included at its acquisition-date fair value. Goodwill is recognized for the excess of consideration transferred, together with any noncontrolling interest and previously held interest, over the fair value of identifiable net assets acquired.

When the initial accounting for a business combination is incomplete at the end of the reporting period in which the combination occurs, provisional amounts are reported for items for which accounting is incomplete. Provisional amounts may be adjusted during the measurement period, not to exceed one year from the acquisition date, for new information about facts and circumstances that existed at the acquisition date. Acquisition-related costs are expensed as incurred, except for costs of issuing debt or equity securities, which are accounted for under the applicable guidance. Acquisition-related expenses of JPY2,006,307,904 (USD12,806,766) were recognized in general and administrative expenses for the year ended April 30, 2026. These comprise JPY670,361,811 (USD4,279,087) of ordinary shares and Series P preference shares issued to a designee that provided consulting services in connection with the Acquisition, and JPY1,335,946,093 (USD8,527,679) representing the fair value of warrants issued to an adviser. These amounts are excluded from the consideration transferred presented above.

Fair value measurements

Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company applies the fair value hierarchy in ASC 820, which prioritizes inputs as Level 1 for quoted prices in active markets for identical assets or liabilities, Level 2 for observable inputs other than Level 1 quoted prices, and Level 3 for unobservable inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The carrying amounts of cash, accounts receivable, prepayments and other short-term financial assets and liabilities generally approximate fair value because of their short-term maturities. Fair values of other financial instruments are disclosed when required.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized when control of the promised goods or services is transferred to a customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

The Company applies the following five-step model to contracts with customers: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the identified performance obligations based on their relative stand-alone selling prices; and (v) recognize revenue when, or as, the Company satisfies each performance obligation. The Company applies this model only when collectability of the consideration to which it expects to be entitled is probable.

Amounts collected from customers on behalf of governmental authorities, including sales and value-added taxes, are excluded from the transaction price and revenue is presented net of such amounts.

The Company records revenue on a gross basis when it acts as principal in an arrangement because it controls the promised good or service before it is transferred to the customer. Indicators considered in this assessment include whether the Company is primarily responsible for fulfilling the promise to the customer and whether it has discretion in establishing pricing. When the Company does not control the promised good or service before it is transferred to the customer, the Company acts as an agent and recognizes revenue on a net basis.

The Company’s principal revenue-generating activities are described below.

Software and system development services

(1) Software and system development services

The Company enters into primarily fixed-price contracts to design, develop and integrate software and systems based on customers’ specific requirements. These arrangements generally involve significant customization and do not provide post-contract customer support or upgrades.

The design, development and integration activities are highly interdependent and are not separately beneficial to the customer in the context of the contract. Accordingly, the Company accounts for these activities as a single performance obligation.

Revenue from software and system development services is recognized over time because the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The Company measures progress toward complete satisfaction of the performance obligation using a cost-based input method based on costs incurred to date relative to total estimated costs required to complete the contract. Management believes this method faithfully depicts the transfer of control to the customer because the costs incurred are directly related to the Company’s performance in satisfying the performance obligation.

Costs included in the measure of progress include direct materials, labor and subcontractor costs and other costs directly related to contract performance. Total expected contract costs are estimated based on the scope of the contract, work completed to date, remaining development requirements, expected labor and material requirements and other relevant project information. Management periodically evaluates these estimates using the experience and professional judgment of its engineers and project managers. Changes in estimated contract costs or contract values are accounted for as changes in estimates in the period in which the revisions are identified.

Billing arrangements generally include multiple payment milestones throughout the contract term, with a portion of the contract price commonly billed upon completion of the project. The timing of billings does not determine when revenue is recognized.

If estimated total contract costs exceed the related contract revenue, the Company recognizes the estimated loss in the period in which the loss becomes probable and can be reasonably estimated.

Consulting and solution services

(2) Consulting and solution services

The Company provides professional consulting and solution services under arrangements that are primarily fixed-fee contracts with terms generally ranging from one to twelve months. These arrangements typically represent a single performance obligation consisting of the provision of consulting and related professional services over the contract term.

Revenue from consulting and solution services is recognized over time because the customer simultaneously receives and consumes the benefits of the Company’s services as they are performed.

For fixed-price arrangements, progress toward satisfaction of the performance obligation is measured based on the proportion of services provided through the reporting date relative to the total services expected to be provided under the contract. Management believes this measure faithfully depicts the transfer of control because revenue is recognized as the underlying services are performed and the customer receives and consumes the benefits of those services.

Customers are generally billed monthly or quarterly over the contract term. Reimbursements of travel and other out-of-pocket costs charged to customers are included in revenue, with corresponding amounts recognized in cost of revenue. Revenue earned by Kephas Corporation from platform access, regulatory and compliance support, system setup and integration, customization, know-your-customer services and related information technology and professional services is presented within consulting and solution services.

Sale of NFTs

(3) Sale of NFTs

The Company engages in sale of NFTs, or non-fungible tokens. NFTs are assets that have been tokenized via a blockchain and are assigned unique identification codes and metadata that distinguish them from other tokens. The Company typically enters into contracts with its customers where the rights of the parties, including payment terms, are identified and sales prices to the customers are fixed with no separate sales rebate, discount, or other incentive and no right of return exists on sales of NFTs. The Company’s performance obligation is to deliver products according to contract specifications. The Company recognizes product revenue at a time when the control of products is transferred to customers. The Company recognized no revenue from the sale of NFTs in the years ended April 30, 2025 and 2026 and does not expect further activity in this revenue stream. The policy is retained because NFT revenue is presented for the year ended April 30, 2024.

Royalty revenue

(4) Royalty revenue

The Company licenses certain intellectual property to third parties in exchange for royalties based on the licensee’s sales or usage. Royalty revenue is a sales-based or usage-based royalty promised in exchange for a license of intellectual property and is recognized under ASC 606-10-55-65 at the later of when the subsequent sale or usage occurs and when the performance obligation to which some or all of the royalty has been allocated has been satisfied. Royalty revenue for the year ended April 30, 2026 was JPY4,682 (USD30).

Contract balances

Contract balances

Contract assets represent rights to consideration for goods or services transferred to customers when the right is conditional on something other than the passage of time. Contract liabilities represent consideration received, or amounts due, before the related performance obligations have been satisfied. Contract assets are reclassified to accounts receivable when the right to consideration becomes unconditional, and contract liabilities are recognized as revenue as the related performance obligations are satisfied.

Leases

Leases

The Company determines whether an arrangement contains a lease at inception and classifies leases as operating or finance leases in accordance with ASC 842. For leases with terms greater than 12 months, the Company recognizes a right-of-use (“ROU”) asset and lease liability at commencement. Lease liabilities are measured at the present value of unpaid lease payments using the rate implicit in the lease when readily determinable or, otherwise, the Company’s incremental borrowing rate based on the term, currency and economic environment of the lease. ROU assets are initially measured based on the lease liability, adjusted for prepayments, initial direct costs and lease incentives.

Operating lease expense is recognized on a straight-line basis over the lease term. Variable lease payments not included in the measurement of the lease liability are expensed as incurred. The Company has elected not to recognize ROU assets and lease liabilities for leases with an initial term of 12 months or less; expense for those leases is recognized on a straight-line basis over the lease term. Lease terms include renewal or termination options when exercise or nonexercise, as applicable, is reasonably certain.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of employee and outsourced personnel costs, subcontractor and development costs, telecommunications, hosting and other direct costs incurred to provide the Company’s products and services.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of payroll, promotional and other costs of personnel engaged in selling and marketing activities. Advertising costs are expensed as incurred and included in selling and marketing expenses.

Research and development expenses

Research and development expenses

Research and development costs that do not qualify for capitalization under the Company’s internal-use software policy are expensed as incurred and consist primarily of payroll, outsourced development and related costs of personnel engaged in research and development activities.

Government grants

Government grants

The Company recognizes government grants when it is probable that the conditions attached to the grant will be met and the grant will be received. Grants related to assets are accounted for using a cost-accumulation approach under which the grant reduces the cost of the related asset. Grants related to income are recognized in earnings on a systematic basis over the periods in which the related costs are recognized.

Trade and other payables	Trade and other payables Trade and other payables are initially recognized at fair value and subsequently measured at amortized cost, as applicable.
Employee benefits

Employee benefits

The Company and certain of its employees participate in government-mandated social insurance and similar defined contribution arrangements in the jurisdictions in which they operate. Employer contributions are recognized as expense as the related employee services are rendered. In connection with the Acquisition, the Company also acquired a pension and similar-obligation provision of Perpetual IT GmbH, a German subsidiary, which is presented as a post-employment benefits liability in the consolidated balance sheet.

Borrowing costs

Borrowing costs

Borrowing costs are expensed as incurred except for interest costs that are required to be capitalized as part of the cost of a qualifying asset under ASC 835-20, including qualifying internal-use software development costs.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities and for tax loss and credit carryforwards, using enacted tax rates expected to apply when the differences reverse. A valuation allowance is recorded when it is more likely than not that some or all of a deferred tax asset will not be realized.

Tax benefits from uncertain tax positions are recognized only when it is more likely than not that the position will be sustained upon examination. The amount recognized is the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties related to income taxes are recognized as income tax expense.

Preference shares

Preference shares

Preference shares are classified as equity when they are nonredeemable or redeemable only at the issuer’s option and related dividends are discretionary. Preference shares are classified as liabilities when they are mandatorily redeemable or redeemable at the holder’s option, or when dividend payments are not discretionary. The accounting for preferred equity issued or issuable in connection with the Acquisition is based on the substantive terms of the instruments and applicable U.S. GAAP.

Virtual Shares

Virtual Shares

PML has Participating Preferred Virtual Shares (the “Virtual Shares”) outstanding under a Virtual Shareholder Agreement. The Virtual Shares are contractual economic participation rights that do not confer legal ownership, voting rights or participation in management. They provide preferred economic, dividend and liquidation participation rights and contain settlement features associated with specified liquidity events. The classification and acquisition-date measurement of the Virtual Shares are discussed in Notes 4 and 13.

Loss per share

Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share reflects potentially dilutive ordinary share equivalents when their effect is dilutive. Potential ordinary shares are excluded from diluted loss per share when their inclusion would be anti-dilutive.

Share-based compensation

Share-based compensation

The Company applies ASC 718, Compensation – Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s share-based awards to employees were classified as equity awards and are recognized based on their grant date fair values. In accordance with ASC 718, the Company recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized using the accelerated method if it is probable that the performance condition will be achieved. The Company accounts for forfeitures as they occur in accordance with ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting.

Segment reporting

Segment reporting

Operating segments are identified based on the information reviewed by the chief operating decision maker (“CODM”) for purposes of allocating resources and assessing performance. The Company has identified its Chief Executive Officer as its CODM and presents one reportable segment based on the information currently provided to and reviewed by the CODM.

Related parties

Related parties

The Company identifies related parties in accordance with ASC 850. Related-party transactions and balances are disclosed when required, including the nature of the relationship, the transactions, amounts due to or from related parties and other information necessary to understand the effects of the relationship on the consolidated financial statements. Intercompany balances and transactions among consolidated entities are eliminated in consolidation.

Commitments and contingencies

Commitments and contingencies

The Company is subject to legal proceedings, claims and other contingencies arising in the ordinary course of business. A loss contingency is accrued when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a loss is reasonably possible but not probable, or is probable but cannot be reasonably estimated, the nature of the contingency and an estimate of the possible loss or range of loss is disclosed when required.

Risks and uncertainties

Risks and uncertainties

Following the Acquisition, the Company has operations and assets in multiple jurisdictions and is exposed to political, economic, regulatory, legal, foreign currency and credit risks. The Company’s reporting currency is JPY and the consolidated group includes entities with functional currencies including EUR, CHF and USD. The Company has not historically entered into material foreign currency hedging arrangements. Cash deposits are maintained with financial institutions in multiple jurisdictions and deposit-insurance coverage varies by jurisdiction and institution.

Concentrations

Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company monitors customer creditworthiness and outstanding balances and maintains its cash with financial institutions it considers creditworthy.

Concentration of demand

Concentration of demand

As of April 30, 2025, two customers accounted for 84.3% and 15.7% of the Company’s accounts receivable, respectively. As of April 30, 2026, three customers individually accounted for approximately 40.8%, 34.3% and 14.9% of the Company’s accounts receivable, respectively.

For the year ended April 30, 2024, three customers accounted for 42.6%, 27.2% and 21.5% of the Company’s total revenues, respectively. For the year ended April 30, 2025, two customers accounted for 50.7% and 35.7% of the Company’s total revenues, respectively. For the year ended April 30, 2026, three customers accounted for 31.4%, 33.8%, and 17.9% of the Company’s total revenues, respectively.

Concentration of supply

Concentration of supply

As of April 30, 2025, four vendors accounted for 30.2%, 24.5%, 15.0% and 11.2% of the Company’s accounts payable, respectively. As of April 30, 2026, two vendors accounted for 36.67% and 22.77% of the Company’s accounts payable, respectively. For the year ended April 30, 2024, two vendors accounted for 50.7% and 44.0% of the Company’s total purchases, respectively. For the year ended April 30, 2025, four vendors accounted for 30.3%, 25.6%, 11.9% and 10.0% of the Company’s total purchases, respectively. For the year ended April 30, 2026, three vendors accounted for 61%, 21% and 10% of the Company’s total purchases, respectively.

Dividends

Dividends

Dividends are recognized as distributions within shareholders’ equity when declared or approved in accordance with the applicable corporate requirements. The Company has not declared or paid dividends during the periods presented.

Recently adopted accounting standards

Recently adopted accounting standards

In December 2023, the FASB issued ASU 2023-08, Crypto Assets (Subtopic 350-60), which requires in-scope crypto assets to be measured at fair value with changes in fair value recognized in net income and requires additional disclosures. The Company adopted ASU 2023-08 effective May 1, 2025. See “Digital assets” above.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740), which enhances annual disclosures primarily related to the income tax rate reconciliation and income taxes paid. The Company adopted ASU 2023-09 effective May 1, 2025. The adoption had no impact on the Company’s results of operations or financial position and affects the related income tax disclosures.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, and in January 2025 issued ASU 2025-01 to clarify its effective date. The amendments require additional disclosure of specified expense information for public business entities and are effective for annual reporting periods beginning after December 15, 2026 and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the impact of the guidance.

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, which amends ASC 350-40. The Company has not early adopted the guidance and is evaluating its effect on the consolidated financial statements and disclosures.